Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended		60 Months Ended	62 Months Ended		88 Months Ended		120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS | CoreCommodity Fund (Investor Shares)
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS | CoreCommodity Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	12.68%			13.19%					5.33%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS | CoreCommodity Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	17.43%			13.65%					5.20%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS | CoreCommodity Fund (Class I)
Kotak India Equity Fund - Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Kotak India Equity Fund (Investor Shares)
Kotak India Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Kotak India Equity Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	(5.43%)			10.22%					7.83%
Kotak India Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Kotak India Equity Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	(1.57%)			10.58%					7.63%
Kotak India Equity Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Kotak India Equity Fund (Class I)
Kotak India Equity Fund - Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Kotak India Equity Fund (Class II)
ALPS Global Opportunity Fund - Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Global Opportunity Fund (Investor Shares)
ALPS Global Opportunity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Global Opportunity Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	(4.29%)			8.73%					8.20%
ALPS Global Opportunity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Global Opportunity Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	(0.44%)			9.23%					8.01%
ALPS Global Opportunity Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Global Opportunity Fund (Class I)
ALPS Global Opportunity Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Global Opportunity Fund (Class R)
ALPS Balanced Opportunity Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS Balanced Opportunity Fund (Investor Class)
ALPS Balanced Opportunity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS Balanced Opportunity Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	9.39%			9.00%		8.51%
ALPS Balanced Opportunity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS Balanced Opportunity Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	11.27%			8.87%		8.37%
ALPS Balanced Opportunity Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS Balanced Opportunity Fund (Class I)
ALPS Asset Allocation Growth & Income - Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Asset Allocation Growth & Income (Investor Shares)
ALPS Asset Allocation Growth & Income - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Asset Allocation Growth & Income - A - Maximum sales charge (load)
Average Annual Return, Percent	7.21%			7.80%					6.06%
ALPS Asset Allocation Growth & Income - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Asset Allocation Growth & Income - C - Maximum sales charge (load)
Average Annual Return, Percent	11.51%			8.21%					5.87%
ALPS Asset Allocation Growth & Income - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Asset Allocation Growth & Income (Class I)
ALPS | Smith Short Duration Bond Fund - Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ALPS | Smith Short Duration Bond Fund (Investor Shares)
ALPS | Smith Short Duration Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ALPS | Smith Short Duration Bond Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	2.56%			1.83%				2.26%
ALPS | Smith Short Duration Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ALPS | Smith Short Duration Bond Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	3.28%			1.53%				2.31%
ALPS | Smith Short Duration Bond Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ALPS | Smith Short Duration Bond Fund (Class I)
ALPS | Smith Total Return Bond Fund - Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ALPS | Smith Total Return Bond Fund (Investor Shares)
ALPS | Smith Total Return Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ALPS | Smith Total Return Bond Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	3.54%			0.01%				2.14%
ALPS | Smith Total Return Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ALPS | Smith Total Return Bond Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	4.06%			(0.27%)				2.19%
ALPS | Smith Total Return Bond Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ALPS | Smith Total Return Bond Fund (Class I)
ALPS | Smith Credit Opportunities Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS | Smith Credit Opportunities Fund (Investor Class)
ALPS | Smith Credit Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS | Smith Credit Opportunities Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	3.27%			2.43%		2.33%
ALPS | Smith Credit Opportunities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS | Smith Credit Opportunities Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	4.12%			2.11%		2.00%
ALPS | Smith Credit Opportunities Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS | Smith Credit Opportunities Fund (Class I)
ALPS | CoreCommodity Natural Resources ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS | CoreCommodity Natural Resources ETF (NAV)
Without Sales Load [Member] | ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	19.24%			14.41%					5.89%
Without Sales Load [Member] | ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	19.30%			14.46%					5.94%
Without Sales Load [Member] | ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	18.43%			13.65%					5.20%
Without Sales Load [Member] | ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	19.41%			14.66%					6.13%
Without Sales Load [Member] | Kotak India Equity Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	0.00%			11.36%					8.45%
Without Sales Load [Member] | Kotak India Equity Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	0.05%			11.46%					8.44%
Without Sales Load [Member] | Kotak India Equity Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.73%)			10.58%					7.63%
Without Sales Load [Member] | Kotak India Equity Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	0.28%			11.71%					8.72%
Without Sales Load [Member] | Kotak India Equity Fund - Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	0.47%			11.96%					8.87%
Without Sales Load [Member] | ALPS Global Opportunity Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	1.24%			10.03%					8.81%
Without Sales Load [Member] | ALPS Global Opportunity Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.24%			9.99%					8.80%
Without Sales Load [Member] | ALPS Global Opportunity Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	0.41%			9.23%					8.01%
Without Sales Load [Member] | ALPS Global Opportunity Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	1.39%			10.30%					9.09%
Without Sales Load [Member] | ALPS Global Opportunity Fund - Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%			9.79%					8.59%
Without Sales Load [Member] | ALPS Balanced Opportunity Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	12.95%			9.71%		9.20%
Without Sales Load [Member] | ALPS Balanced Opportunity Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%			9.71%		9.22%
Without Sales Load [Member] | ALPS Balanced Opportunity Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%			8.87%		8.37%
Without Sales Load [Member] | ALPS Balanced Opportunity Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	12.99%			9.87%		9.37%
Without Sales Load [Member] | ALPS Asset Allocation Growth & Income - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%			9.03%					6.67%
Without Sales Load [Member] | ALPS Asset Allocation Growth & Income - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.43%			9.03%					6.67%
Without Sales Load [Member] | ALPS Asset Allocation Growth & Income - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%			8.21%					5.87%
Without Sales Load [Member] | ALPS Asset Allocation Growth & Income - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	13.64%			9.31%					6.93%
Without Sales Load [Member] | ALPS | Smith Short Duration Bond Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%			2.25%				3.04%
Without Sales Load [Member] | ALPS | Smith Short Duration Bond Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%			2.28%				3.05%
Without Sales Load [Member] | ALPS | Smith Short Duration Bond Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	4.28%			1.53%				2.31%
Without Sales Load [Member] | ALPS | Smith Short Duration Bond Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%			2.55%				3.34%
Without Sales Load [Member] | ALPS | Smith Total Return Bond Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%			0.46%				2.92%
Without Sales Load [Member] | ALPS | Smith Total Return Bond Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%			0.46%				2.93%
Without Sales Load [Member] | ALPS | Smith Total Return Bond Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%			(0.27%)				2.19%
Without Sales Load [Member] | ALPS | Smith Total Return Bond Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%			0.73%				3.22%
Without Sales Load [Member] | ALPS | Smith Credit Opportunities Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%			3.02%		2.90%
Without Sales Load [Member] | ALPS | Smith Credit Opportunities Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%			2.90%		2.78%
Without Sales Load [Member] | ALPS | Smith Credit Opportunities Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%			2.11%		2.00%
Without Sales Load [Member] | ALPS | Smith Credit Opportunities Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%			3.05%		2.95%
Without Sales Load [Member] | ALPS | CoreCommodity Natural Resources ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	29.72%		21.01%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
Average Annual Return, Percent	21.89%			14.15%					10.98%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
Average Annual Return, Percent	21.89%			14.15%					10.98%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
Average Annual Return, Percent	21.89%			14.15%					10.98%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
Average Annual Return, Percent	21.89%			14.15%					10.98%
Kotak India Equity Fund - Investor Shares | MSCI India Index (Net Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI India Index (Net Total Return)
Average Annual Return, Percent	(1.18%)			13.82%					9.39%
Kotak India Equity Fund - Class A | MSCI India Index (Net Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI India Index (Net Total Return)
Average Annual Return, Percent	(1.18%)			13.82%					9.39%
Kotak India Equity Fund - Class C | MSCI India Index (Net Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI India Index (Net Total Return)
Average Annual Return, Percent	(1.18%)			13.82%					9.39%
Kotak India Equity Fund - Class I | MSCI India Index (Net Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI India Index (Net Total Return)
Average Annual Return, Percent	(1.18%)			13.82%					9.39%
Kotak India Equity Fund - Class II | MSCI India Index (Net Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI India Index (Net Total Return)
Average Annual Return, Percent	(1.18%)			13.82%					9.39%
ALPS Global Opportunity Fund - Investor Shares | Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Developed Markets Index
Average Annual Return, Percent	21.51%			14.98%					11.39%
ALPS Global Opportunity Fund - Class A | Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Developed Markets Index
Average Annual Return, Percent	21.51%			14.98%					11.39%
ALPS Global Opportunity Fund - Class C | Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Developed Markets Index
Average Annual Return, Percent	21.51%			14.98%					11.39%
ALPS Global Opportunity Fund - Class I | Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Developed Markets Index
Average Annual Return, Percent	21.51%			14.98%					11.39%
ALPS Global Opportunity Fund - Class R | Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Developed Markets Index
Average Annual Return, Percent	21.51%			14.98%					11.39%
ALPS Balanced Opportunity Fund - Investor Class | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)		(0.36%)
ALPS Balanced Opportunity Fund - Investor Class | Bloomberg U.S. 1000 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1000 TR Index
Average Annual Return, Percent	21.38%			16.95%		15.76%
ALPS Balanced Opportunity Fund - Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)		(0.36%)
ALPS Balanced Opportunity Fund - Class A | Bloomberg U.S. 1000 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1000 TR Index
Average Annual Return, Percent	21.38%			16.95%		15.76%
ALPS Balanced Opportunity Fund - Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)		(0.36%)
ALPS Balanced Opportunity Fund - Class C | Bloomberg U.S. 1000 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1000 TR Index
Average Annual Return, Percent	21.38%			16.95%		15.76%
ALPS Balanced Opportunity Fund - Class I | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)		(0.36%)
ALPS Balanced Opportunity Fund - Class I | Bloomberg U.S. 1000 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1000 TR Index
Average Annual Return, Percent	21.38%			16.95%		15.76%
ALPS Asset Allocation Growth & Income - Investor Shares | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
Average Annual Return, Percent	21.89%			14.15%					10.98%
ALPS Asset Allocation Growth & Income - Class A | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
Average Annual Return, Percent	21.89%			14.15%					10.98%
ALPS Asset Allocation Growth & Income - Class C | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
Average Annual Return, Percent	21.89%			14.15%					10.98%
ALPS Asset Allocation Growth & Income - Class I | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
Average Annual Return, Percent	21.89%			14.15%					10.98%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Government/ Credit Index
Average Annual Return, Percent	5.75%			(0.38%)				2.20%
ALPS | Smith Short Duration Bond Fund - Class A | Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Government/ Credit Index
Average Annual Return, Percent	5.75%			(0.38%)				2.20%
ALPS | Smith Short Duration Bond Fund - Class C | Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Government/ Credit Index
Average Annual Return, Percent	5.75%			(0.38%)				2.20%
ALPS | Smith Short Duration Bond Fund - Class I | Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Government/ Credit Index
Average Annual Return, Percent	5.75%			(0.38%)				2.20%
ALPS | Smith Total Return Bond Fund - Investor Shares | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)				2.06%
ALPS | Smith Total Return Bond Fund - Class A | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)				2.06%
ALPS | Smith Total Return Bond Fund - Class C | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)				2.06%
ALPS | Smith Total Return Bond Fund - Class I Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)				2.06%
ALPS | Smith Credit Opportunities Fund - Investor Class | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)		(0.36%)
ALPS | Smith Credit Opportunities Fund - Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)		(0.36%)
ALPS | Smith Credit Opportunities Fund - Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)		(0.36%)
ALPS | Smith Credit Opportunities Fund - Class I | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)		(0.36%)
ALPS | CoreCommodity Natural Resources ETF | Bloomberg US 1000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Total Return Index
Average Annual Return, Percent	21.38%		17.80%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares | Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg Commodity Total Return Index
Average Annual Return, Percent	14.15%			11.86%					4.31%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares | FTSE / CoreCommodity CRB TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									FTSE / CoreCommodity CRB TR Index
Average Annual Return, Percent	12.81%			19.64%					6.75%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A | Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg Commodity Total Return Index
Average Annual Return, Percent	14.15%			11.86%					4.31%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A | FTSE / CoreCommodity CRB TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									FTSE / CoreCommodity CRB TR Index
Average Annual Return, Percent	12.81%			19.64%					6.75%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C | Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg Commodity Total Return Index
Average Annual Return, Percent	14.15%			11.86%					4.31%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C | FTSE / CoreCommodity CRB TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									FTSE / CoreCommodity CRB TR Index
Average Annual Return, Percent	12.81%			19.64%					6.75%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I | Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg Commodity Total Return Index
Average Annual Return, Percent	14.15%			11.86%					4.31%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I | FTSE / CoreCommodity CRB TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									FTSE / CoreCommodity CRB TR Index
Average Annual Return, Percent	12.81%			19.64%					6.75%
Kotak India Equity Fund - Investor Shares | Morningstar India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar India Index
Average Annual Return, Percent	(0.92%)			15.81%					10.77%
Kotak India Equity Fund - Class A | Morningstar India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar India Index
Average Annual Return, Percent	(0.92%)			15.81%					10.77%
Kotak India Equity Fund - Class C | Morningstar India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar India Index
Average Annual Return, Percent	(0.92%)			15.81%					10.77%
Kotak India Equity Fund - Class I | Morningstar India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar India Index
Average Annual Return, Percent	(0.92%)			15.81%					10.77%
Kotak India Equity Fund - Class II | Morningstar India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar India Index
Average Annual Return, Percent	(0.92%)			15.81%					10.77%
ALPS Global Opportunity Fund - Investor Shares | Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent	5.73%			12.14%					9.42%
ALPS Global Opportunity Fund - Investor Shares | Morningstar Global Markets Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Mid Cap Index
Average Annual Return, Percent	14.54%			11.20%					9.14%
ALPS Global Opportunity Fund - Class A | Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent	5.73%			12.14%					9.42%
ALPS Global Opportunity Fund - Class A | Morningstar Global Markets Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Mid Cap Index
Average Annual Return, Percent	14.54%			11.20%					9.14%
ALPS Global Opportunity Fund - Class C | Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent	5.73%			12.14%					9.42%
ALPS Global Opportunity Fund - Class C | Morningstar Global Markets Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Mid Cap Index
Average Annual Return, Percent	14.54%			11.20%					9.14%
ALPS Global Opportunity Fund - Class I | Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent	5.73%			12.14%					9.42%
ALPS Global Opportunity Fund - Class I | Morningstar Global Markets Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Mid Cap Index
Average Annual Return, Percent	14.54%			11.20%					9.14%
ALPS Global Opportunity Fund - Class R | Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent	5.73%			12.14%					9.42%
ALPS Global Opportunity Fund - Class R | Morningstar Global Markets Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Mid Cap Index
Average Annual Return, Percent	14.54%			11.20%					9.14%
ALPS Balanced Opportunity Fund - Investor Class | 55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	14.51%			9.13%		8.46%
ALPS Balanced Opportunity Fund - Class A | 55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	14.51%			9.13%		8.46%
ALPS Balanced Opportunity Fund - Class C | 55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	14.51%			9.13%		8.46%
ALPS Balanced Opportunity Fund - Class I | 55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	14.51%			9.13%		8.46%
ALPS Asset Allocation Growth & Income - Investor Shares | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)					1.90%
ALPS Asset Allocation Growth & Income - Investor Shares | 60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	15.47%			8.35%					7.49%
ALPS Asset Allocation Growth & Income - Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)					1.90%
ALPS Asset Allocation Growth & Income - Class A | 60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	15.47%			8.35%					7.49%
ALPS Asset Allocation Growth & Income - Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)					1.90%
ALPS Asset Allocation Growth & Income - Class C | 60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	15.47%			8.35%					7.49%
ALPS Asset Allocation Growth & Income - Class I | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)					1.90%
ALPS Asset Allocation Growth & Income - Class I | 60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	15.47%			8.35%					7.49%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-3 Year US Government/ Credit Index
Average Annual Return, Percent	5.07%			1.84%				2.44%
ALPS | Smith Short Duration Bond Fund - Class A | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-3 Year US Government/ Credit Index
Average Annual Return, Percent	5.07%			1.84%				2.44%
ALPS | Smith Short Duration Bond Fund - Class C | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-3 Year US Government/ Credit Index
Average Annual Return, Percent	5.07%			1.84%				2.44%
ALPS | Smith Short Duration Bond Fund - Class I | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-3 Year US Government/ Credit Index
Average Annual Return, Percent	5.07%			1.84%				2.44%
ALPS | Smith Credit Opportunities Fund - Investor Class | 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	7.17%			2.61%		2.45%
ALPS | Smith Credit Opportunities Fund - Investor Class | Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	8.16%			5.47%		5.28%
ALPS | Smith Credit Opportunities Fund - Class A | 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	7.17%			2.61%		2.45%
ALPS | Smith Credit Opportunities Fund - Class A | Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	8.16%			5.47%		5.28%
ALPS | Smith Credit Opportunities Fund - Class C | 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	7.17%			2.61%		2.45%
ALPS | Smith Credit Opportunities Fund - Class C | Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	8.16%			5.47%		5.28%
ALPS | Smith Credit Opportunities Fund - Class I | 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	7.17%			2.61%		2.45%
ALPS | Smith Credit Opportunities Fund - Class I | Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	8.16%			5.47%		5.28%
ALPS | CoreCommodity Natural Resources ETF | Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Total Return Index
Average Annual Return, Percent	14.15%		9.94%